April 6, 2009



BY ELECTRONIC TRANSMISSION
--------------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


                          RE:  Omagine, Inc.
                          Report on Form 10-Q/A
                          for the period ended
                          March 31, 2008
                          Commission File No. 0-17264


Dear Sir / Madam:

     We hereby transmit for electronic filing a conformed copy of Omagine, Inc.'s Report on Form 10-Q/A for the quarterly period ended March 31, 2008.





                                Very truly yours,
                                Omagine, Inc.


                                /s/ Frank J. Drohan
                                ____________________
                                 Frank J. Drohan
                                 President

Enclosures